Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Gross unrecognized tax benefits	$ 19,709	$ 19,504	$ 22,888	$ 17,631
Predecessor
Income Tax Contingency [Line Items]
Gross unrecognized tax benefits				$ 17,631	$ 16,370